Warrants and Warrant Derivative Liability (10-Q) (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock issued during period for consideration of cash, units		30,000
Stock units issued during period for consideration of cash		$ 30,000
Issuance of stock, price per unit		$ 1.00
Each stock unit's components description		Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant
Fair value of embedded derivate liability	49,079
Gain on embedded derivate liability	$ 25,161
Class A Redeemable Warrant [Member]
Class of warrants expiration date	Dec. 31, 2015	Dec. 31, 2015
Class of warrants exercise price	5.00	5.00
Class B Redeemable Warrant [Member]
Class of warrants expiration date	Dec. 31, 2017	Dec. 31, 2017
Class of warrants exercise price	9.375	9.375
Warrant [Member]
Fari value assumptions of warrants, expected dividends rate	0.00%	0.00%
Warrant [Member] | Minimum [Member]
Fari value assumptions of warrants, risk-free interst rate	0.38%	0.72%
Fari value assumptions of warrants, expected volatality rate	181.34%	304.00%
Warrant [Member] | Maximum [Member]
Fari value assumptions of warrants, risk-free interst rate	0.80%	1.18%
Fari value assumptions of warrants, expected volatality rate	185.16%	389.00%